Additional disclosures - Parent company condensed cash flow statements (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
1. Cash flows from operating activities
Profit or loss for the year		€ 13,744	€ 12,183	€ 10,764
Adjustments to profit		28,361	26,948	23,970
Net increase/decrease in operating assets		(117,996)	(74,982)	(108,774)
Net increase/decrease in operating liabilities		57,616	46,080	107,244
Reimbursements/payments of income tax		(5,880)	(5,214)	(5,498)
CASH FLOWS FROM OPERATING ACTIVITIES		(24,155)	5,015	27,706
2. Cash flows from investing activities
Investments (-)		(11,355)	(15,056)	(11,776)
Divestments (+)		7,643	9,690	7,878
CASH FLOWS FROM INVESTING ACTIVITIES		(3,712)	(5,366)	(3,898)
3. Cash flows from financing activities
Issuance of own equity instruments		0	0	0
Disposal of own equity instruments		765	825	573
Acquisition of own equity instruments		(4,038)	(3,109)	(2,050)
Dividends paid		(3,017)	(2,261)	(1,848)
CASH FLOWS FROM FINANCING ACTIVITIES		(5,510)	(2,058)	(9,964)
Effect of exchange rate changes on cash and cash equivalents		5,243	(322)	(1,460)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	[1]	(28,134)	(2,731)	12,384
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR		220,342	223,073	210,689
CASH AND CASH EQUIVALENTS AT END OF THE YEAR		192,208	220,342	223,073
Parent Company | Reportable Legal Entities
1. Cash flows from operating activities
Profit or loss for the year		10,101	9,239	7,921
Adjustments to profit		(4,439)	(3,746)	3,370
Net increase/decrease in operating assets		(63,686)	(6,765)	(58,102)
Net increase/decrease in operating liabilities		27,480	(6,880)	85,367
Reimbursements/payments of income tax		(591)	(360)	(1,724)
CASH FLOWS FROM OPERATING ACTIVITIES		(31,135)	(8,512)	36,832
2. Cash flows from investing activities
Investments (-)		(2,915)	(5,458)	(4,257)
Divestments (+)		9,544	10,880	10,852
CASH FLOWS FROM INVESTING ACTIVITIES		6,629	5,422	6,595
3. Cash flows from financing activities
Issuance of own equity instruments		0	0	0
Disposal of own equity instruments		485	649	369
Acquisition of own equity instruments		(3,740)	(2,974)	(1,847)
Issuance of debt securities		5,625	5,636	0
Redemption of debt securities		(3,615)	(1,813)	(1,678)
Dividends paid		(3,017)	(2,261)	(1,848)
Issuance/Redemption of equity instruments		(751)	0	0
Other collections/payments related to financing activities		(300)	(166)	(180)
CASH FLOWS FROM FINANCING ACTIVITIES		(5,313)	(929)	(5,184)
Effect of exchange rate changes on cash and cash equivalents		2,256	(1,044)	104
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS		(27,563)	(5,063)	38,347
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR		125,020	130,083	91,736
CASH AND CASH EQUIVALENTS AT END OF THE YEAR		€ 97,457	€ 125,020	€ 130,083

[1]	During 2024, the variation is primarily due to balance sheet management, focusing on liquidity optimization and investment in liquid assets for interest rate risk management, without resulting in any deterioration in the liquidity position, which has remained stable throughout the year (see also Note 54, Liquidity Risk section).